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                  U.S SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before Preparing Form.
                           Please print or type.

1.   Name and address of issuer:

     Harris Associates Investment Trust
     Two North LaSalle Street Suite 500
     Chicago, Illinois 60602-3790

2. Name of each series or class of funds for which this notice is filed:

     The Oakmark Fund
     The Oakmark International Fund

3.   Investment Company Act File Number: 811-06279
     Securities Act File Number: 33-38953

4.   Last day of fiscal year for which this notice is filed:

     October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:[ ]

     not applicable

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction A.6): not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: not applicable

9.   Number and aggregate sale price of securities sold during
     the fiscal year:
                         Shares              Dollars
Oakmark Fund             58,825,852.325      $1,490,848,212.39
Oakmark International    30,534,240.872         393,910,862.21

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     All shares in item 9 were sold in reliance upon registration under Rule 24f-2.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Item 9 includes dividend reinvestment plans.

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year in
     reliance on rule 24f-2 (from Item 10):  $1,884,759,074.60

(ii) Aggregate price of shares issued in
     connection with dividend reinvestment
     plans (from Item 11, if applicable):    + not applicable

(iii)Aggregate price of share redeemed or
     repurchased during the fiscal year
     (if applicable):                        -1,384,492,087.72

(iv) Aggregate price of shares redeemed or
     repurchased and previously applied
     as a reduction to filing fees pursuant
     to rule 24e-2 (if applicable):          + not applicable

(v)  Net aggregate price of securities sold
     and issued during the fiscal year in
     reliance on rule 24f-2 [line (i) plus
     line (ii), less line (iii), plus line
     (iv)] (if applicable):                     500,266,986.88

(vi) Multiplier prescribed by Section 6(b)
     of the Securities Act of 1933 or other
     applicable law or regulation (see
     instruction C.6):                       x .002

(vii)Fee due [line (i) or line (v)
      multiplied by line (vi)]:              $      100,053.40


Instruction:   Issuers should complete lines (ii), (iii), (iv)
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rules of Informal and Other Procedures (17 CFR
     202-3a).   [  ]

     Date of mailing or wire transfer of filing fees to the
     Commission's Lockbox depository:   November 16, 1995




                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/Donald Terao
                              Donald Terao, Treasurer

Date:     November 16, 1995

*Please print the name and title of the signing officer below the signature























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